FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Composition of consolidated financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Financial assets Book value	R$ 14,440,342	R$ 12,689,256
Financial assets Fair value	14,440,342	12,689,256
Financial liabilities Book value	19,927,150	20,752,605
Fair value of financial liabilities	19,899,778	20,702,261
Cash and cash equivalents | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	5,762,081	3,393,377
Current financial assets Fair value	5,762,081	3,393,377
Investments pledged as collateral | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	46,280	63,766
Noncurrent financial assets Fair value	46,280	63,766
Trade accounts receivable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	8,182,667	8,719,497
Noncurrent financial assets Book value	379,898	440,453
Current financial assets Fair value	8,182,667	8,719,497
Noncurrent financial assets Fair value	379,898	440,453
Derivative financial instruments | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	5,902	19,282
Noncurrent financial assets Book value	63,514	52,881
Current financial assets Fair value	5,902	19,282
Noncurrent financial assets Fair value	63,514	52,881
Trade accounts payable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	6,613,004	6,871,799
Current financial liabilities Fair value	6,613,004	6,871,799
Loans and financing | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	375,756	1,020,061
Noncurrent financial liabilities Book value	51	25,093
Current financial liabilities Fair value	375,772	1,021,810
Noncurrent financial liabilities Fair value	49	24,106
Loans and financing | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	2,262,048	2,029,246
Noncurrent financial liabilities Book value	8,556,735	7,161,875
Current financial liabilities Fair value	2,262,048	2,029,246
Noncurrent financial liabilities Fair value	8,556,735	7,161,875
Debentures | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,044,668	1,077,183
Noncurrent financial liabilities Book value	999,908	2,027,167
Current financial liabilities Fair value	1,030,528	1,104,539
Noncurrent financial liabilities Fair value	986,662	1,948,705
Derivative financial instruments | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	8,864	1,921
Current financial liabilities Fair value	8,864	1,921
Derivative financial instruments | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	66,116	54,212
Noncurrent financial liabilities Fair value	R$ 66,116	54,212
Contingent Consideration | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value		484,048
Noncurrent financial liabilities Fair value		R$ 484,048